Employee Benefits (Details) - ILS (₪) ₪ in Millions					1 Months Ended	12 Months Ended
	Nov. 13, 2019	Nov. 06, 2019	Jul. 11, 2019	Mar. 14, 2019	Dec. 16, 2018	Dec. 31, 2019
Employee Benefits (Details) [Line Items]
Description of retirement benefit plan termination terms						According to the collective agreement of December 2006, between Bezeq and the employees union and the Histadrut Federation of Labor, and according to the amendment to the agreement of August 2015, Bezeq may, at its discretion, terminate the employment of 163 long-standing permanent employees in each of the years 2015-2021 (Bezeq’s right is accumulated over the years).
Description of retirement benefit plan					an early retirement plan was decided on, by the end of the collective agreement period (the end of 2021), for all employees of Bezeq who were transferred to Bezeq from the Ministry of Communications (94 employees). The balance of the unpaid provision for the retirement liability as at December 31, 2019 is NIS 264.
Bezeq International Employees [Member]
Employee Benefits (Details) [Line Items]
Description of retirement benefit plan termination terms		Bezeq’s Board of Directors approved the retirement of 140 permanent employees and the termination of employment of another 60 employees with flexible employment status. In view of the above, in its financial statements for the fourth quarter of 2019, Bezeq recognized an expense for severance pay in early retirement in the amount of NIS 137. Total expenses for early retirement in Bezeq in 2019 amounted to NIS 109 and included a decrease in the provision for retirement for previous plans.
Description of retirement benefit plan			Bezeq International signed a collective agreement with the Histadrut New General Federation of Labor and the employees’ committee at Bezeq International. The agreement includes efficiency and synergy processes for the period from July 11, 2019 to December 31, 2021. Under to the agreement, Bezeq International may retrench up to 325 employees (of which 150 are permanent employees, some as part of voluntary early retirement), in addition to the option of not hiring employees to replace those employees that terminate their employment. The agreement also includes a one-time bonus for employees who are not included in the retirement plan.
Termination benefits						₪ 77
DBS Employees [Member]
Employee Benefits (Details) [Line Items]
Description of retirement benefit plan termination terms				DBS signed a collective arrangement with the Histadrut Federation of Labor and the employees’ representatives regarding retrenchment and synergy procedures, commencing on June 1, 2019 until December 31, 2021 (“the Arrangement”). According to the Arrangement, DBS will be entitled to terminate the employment of up to 325 employees during the Arrangement years, and employees who are not included in the retirement plan will receive a one-time grant. In addition, according to the Arrangement, DBS may also retrench by not recruiting employees to replace employees whose employment has terminated.
Termination benefits						₪ 45
Pelephone Employees [Member]
Employee Benefits (Details) [Line Items]
Description of retirement benefit plan termination terms	Pelephone signed a renewal of the existing collective agreement with the Histadrut General Federation of Labor - Cellular, Internet, and High Tech Workers Union (“the Histadrut”) and the employees’ representatives, which includes streamlining and synergy processes for the period from November 12, 2019 until June 30, 2022. Under the agreement, Pelephone will be able, among other things, to terminate the employment of 210 permanent employees during the agreement period, some as part of a voluntary retirement plan. In addition, according to its plan, Pelephone will terminate the employment of another 190 non-permanent employees, and employees will not be hired to replace those persons whose employment is terminated.